Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The Company entered into an operating lease agreement for its primary facility in October 2014. The lease will expire in October 2021. Future minimum annual lease payments are as follows:

Amount
2016	$478,040
2017	455,600
2018	411,768
2019	422,301
2020	432,835
Thereafter	368,011

Total	$2,568,555